Paul Hastings LLP

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March 27, 2012

VIA EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

100 “F” Street, NE

Washington, D.C. 20549

Re:	Rainier Investment Management Mutual Funds - File Nos. 33-73792 and 811-08270

Ladies and Gentlemen:

On behalf of Rainier Investment Management Mutual Funds, doing business as the Rainier Funds (the “Registrant”), we hereby respond to the oral comments provided by Mr. John Ganley of the Securities and Exchange Commission’s (the “Commission”) staff with respect to the Registrant’s Post-Effective Amendment No. 36 filed on December 23, 2011, which contained disclosure with respect to a proposed new series of the Registrant, Rainier International Discovery Fund (formerly, Rainier International Small Cap Equity Fund) (the “Fund”). Changes to the Registrant’s disclosure in response to those comments are reflected in its Post-Effective Amendment No. 38 (“PEA No. 38”) filed on or about March 27, 2012.

Those comments are repeated below and organized in the same fashion as presented by Mr. Ganley.

1.	Comment: Please file as an exhibit to the registration statement the amendment to the operating expenses agreement with respect to Fund.

Response: Comment accepted. The Registrant has included in PEA No. 38 the form of operating expenses agreement amendment related to that Fund.

2.	Comment: Please revise the capitalization limit for small cap companies. The Commission staff normally expects a smaller maximum market capitalization level, and prefers a level that is based on the range of a recognized securities price index for small cap securities.

Response: This comment was based on the use of the term “small cap” in the former name of the Fund. After additional conversations with the Commission staff, the Registrant has changed the name of the Fund to remove the term “small cap.”

3.	Comment: Under “Principal Investment Strategies” the statements about normally investing outside of the U.S. and typically investing 40% of its net assets in foreign securities should be revised to be more consistent because it appear that one strategy could be read to modify the other.

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March 27, 2012

Response: Comment accepted. The Registrant has made the following changes to the disclosure to reflect that the Fund will invest primarily in foreign securities:

The Fund focuses on small-cap companies, in both developed and emerging markets, that have strong earnings prospects relative to their peers and attractive overall business fundamentals. The Fund will ~~typically~~ invest primarily ~~at least 40% of its net assets~~ in foreign securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar-denominated foreign securities, direct foreign securities (purchased on foreign exchanges)~~, and foreign currencies~~. The Fund is not required to invest a specified portion of its net assets in any particular geographic region or any particular industry or sector, but will typically invest in at least three foreign countries at any time. The Fund will generally not invest more than 50% of its net assets in issuers located in emerging markets.

4.	Comment: Under “Principal Investment Strategies” please explain the meaning of domiciled.

Response: Comment accepted. The Registrant has deleted the term “domiciled” from the referenced sentence.

5.	Comment: Under the “Principal Investment Strategies” please include a phrase with a plain English explanation of participatory notes.

Response: Comment accepted. The Registrant has inserted an additional sentence at the end of the paragraph, which states: “Participatory Notes allow investors such as the Fund, to invest indirectly in foreign securities without registering in those foreign markets where the country requires registration to make any direct investment in securities.”

6.	Comment: Please confirm supplementally that the prospectus disclosure complies with the Commission staff’s letter on derivatives disclosure.

Response: The prospectus disclosure has been reviewed and it meets the disclosures guidelines in the Commission staff’s letter on derivatives disclosure.

7.	Comment: Please confirm whether collateral or segregated assets for derivatives transactions would count toward the 80% names rule test.

Response: The Registrant notes supplementally that, as a result of the Fund’s name change, there is no longer an 80% names rule requirement.

8.	Comment: Please disclose in the investment strategies section after the summary section that the market value, rather than notional value, of swaps will count toward the 80% names rule test.

Response: Comment accepted. The Registrant notes supplementally that, as a result of the Fund’s name change, there is no longer an 80% names rule requirement. In addition, the

Securities and Exchange Commission

March 27, 2012

Fund will refer to the market value of its investments in determining whether it has invested primarily in foreign securities.

9.	Comment: The principal investment risks section contains a growth stock risk, but it is not clear from the principal investment strategies section whether growth stocks are part of the strategy of the Fund. Please confirm whether the growth stock strategy will apply.

Response: Comment accepted. The Registrant has inserted the following sentences into the Principal Investment Strategies section: “The Investment Adviser refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations.”

10.	Comment: Please disclose the counterparty limit with respect to participatory notes.

Response: Comment accepted. The Registrant has inserted the following sentence into the Principal Investment Strategies section: “The Fund will generally not invest more than 25% of its net assets in participatory notes.”

11.	Comment: Please explain the term IDR, which is less commonly known than ADRs and GDRs.

Response: Comment accepted. The Registrant has inserted the following sentences into the Principal Investment Strategies section: “An IDR is a negotiable, bank-issued certificate representing ownership of stock securities by an investor outside the country of origin. An IDR is the non-U.S. equivalent of an ADR.”

12.	Comment: Please revise the wording of the 40% foreign security minimum to clarify that foreign currencies do not count toward that 40% amount.

Response: Comment accepted. The Registrant has removed the 40% test and instead stated that it will invest primarily in foreign securities. It has also removed foreign securities from the list of types of foreign securities.:

13.	Comment: Please submit a draft of the proposed legal opinion before filing it as an exhibit to allow confirmation that it is consistent with the newly released Commission staff guidance for legal opinions.

Response: Comment accepted. That opinion will be submitted in draft form before this filing becomes effective to give the Commission staff the opportunity to review and comment on that opinion.

* * * * *

We also hereby provide the following statements on behalf of the Registrant:

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

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March 27, 2012

•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP

cc:	Rainier Investment Management Mutual Funds

Rainier Investment Management, Inc.